Shareholders’ equity (Tables)	9 Months Ended
Sep. 30, 2023
Shareholders Equity
Summary of share capital
	Common shares	Amount
	#	$
Balance – December 31, 2022	4,855,876	293,410

	-	-
Balance – September 30, 2023	4,855,876	293,410

Summary of assumptions to determine share-based compensation costs over the life of awards

	September 30, 2023	September 30, 2022
Expected dividend yield	$0.00	$0.00
Expected volatility	104.46%	115.75%
Risk-free annual interest rate	3.56%	1.59%
Expected life (years)	5.45	5.72
Share price	$3.75	$8.88
Exercise price	$3.75	$8.88
Grant date fair value	$2.99	$7.47

Summary of number and weighted average exercise prices of share options

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2023	42,030	20.05
Granted	14,000	3.75
Cancelled / Forfeited	(400)	87.00
Balance – September 30, 2023	55,630	15.47

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2022	43,455	22.00
Granted	2,000	8.88
Cancelled / Forfeited	(2,399)	10.98
Balance – September 30, 2022	43,056	21.95

Summary of DSU activity
	2023	2022
	#	#
Balance – January 1,	96,920	16,920
Granted	100,000	80,000
Balance – September 30,	196,920	96,920